FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)	Aug. 18, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Bank loan			$ 431,960	$ 409,503
Increase decrease in loan		$ 1,700	1,700
Sale of stock, shares	$ 19,174,826		23,793,950	24,656,909
Negative cash flow from operating activities	2,875,389	$ 3,697,463
Negative working capital	2,297,073			2,953,806
Cash and cash equivalents	$ 1,629,589		$ 4,970,367	2,095,489
ATM Sales Agreement [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, shares					$ 4,304,945
Top of range [member]
IfrsStatementLineItems [Line Items]
Aggregate offering price				$ 50,000,000
USD against SGD [member]
IfrsStatementLineItems [Line Items]
Currency risk rate	5	5	5